Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities carrying values by category and fair values
Financial detail
The following tables provide the financial assets and liabilities carrying values by category and fair values as of December 31, 2023 and December 31, 2022:

	As of 31/12/2022
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Other investments	483	483						483
Financial investments	4,550	4,550				4,550
Loans	428			428			428
Deposits and guarantees	335			335			335
Liquidity contracts	534	534				534
Trade receivables	3,188			3,188			3,188
Cash and cash equivalents	136,001	136,001				136,001
TOTAL - Assets	148,653	141,568	3,133	3,951	—	141,085	3,951	3,617
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	50,276				50,276		52,708
Bank loans	15,196				15,196		15,196
Obligations under finance leases	6,559				6,559		6,559
Accrued interests	14				14		14
Trade payables	8,613				8,613		8,613
Other payables	1,325				1,325		1,325
TOTAL - Liabilities	85,214	—	—	—	85,214	—	84,416	3,229

	As of 31/12/2023
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	2,348		2,348					2,348
Other investments	471	471						471
Loans	472			472			472
Deposits and guarantees	303			303			303
Liquidity contracts	531	531				531
Trade receivables	18,526			18,526			18,526
Cash and cash equivalents	77,789	77,789				77,789
TOTAL - Assets	100,439	78,790	2,348	19,300	—	78,319	19,300	2,819
Liabilities
Convertible loans	52,622				52,622		51,939
Bank loans	11,578				11,578		11,578
Obligations under finance leases	5,884				5,884		5,884
Accrued interests	7				7		7
Bank overdrafts	89				89		89
Trade payables	10,448				10,448		10,448
Other payables	914				914		914
TOTAL - Liabilities	81,541	—	—	—	81,541	—	80,858	—
It should be noted that the section above “Equity investments” concerns the nonconsolidated equity investments in Genoscience. The gross value of the asset is €3,133 and was partially impaired in 2023. See Note 18 - "Other financial assets".